Financial Instruments - Summary of Derivative Financial Instruments into Relevant Maturity Groupings (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 3,121	$ 2,482
Exchange Forward And Option Contracts | Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Nominal value	3,121	2,482
Exchange Forward And Option Contracts | Not later than one month [member] | Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Nominal value	823	842
Exchange Forward And Option Contracts | Later than one month and not later than three months [member] | Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Nominal value	1,642	1,104
Exchange Forward And Option Contracts | Later than three months and not later than one year [member] | Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 656	$ 536